RECENT ACCOUNTING PRONOUNCEMENTS	9 Months Ended
Dec. 31, 2023
Deep Medicine Acquisition Corp [Member]
RECENT ACCOUNTING PRONOUNCEMENTS

Note 3 - Recent Accounting Pronouncements

Management of the Company does not believe that any recently issued, but not effective, accounting standards, if currently adopted, would have a material effect on the Company’s financial statements.